Consolidated Statements of Cash Flows - USD ($) $ in Millions	12 Months Ended
	Dec. 29, 2018	Dec. 30, 2017	Dec. 31, 2016
Operating Activities
Net income	$ 467.4	$ 281.8	$ 320.7
Adjustments to reconcile net income to net cash provided by operating activities:
Depreciation	141.5	126.6	117.5
Amortization	39.5	52.1	62.6
Provision for doubtful accounts and sales returns	45.6	37.6	54.4
Net losses (gains) from impairments, sale of assets and investment settlements	6.8	(0.4)	(0.6)
Stock-based compensation	34.3	30.2	27.2
Losses from settlements of pension obligations	93.7		41.4
Deferred income taxes and other non-cash taxes	32.7	(151.6)	(52.3)
Other non-cash expense and loss	53.6	53.9	46.2
Changes in assets and liabilities and other adjustments:
Trade accounts receivable	(62.5)	(141.2)	(88.2)
Inventories	(70.5)	(14.9)	(19.6)
Other current assets	(5.6)	(7.9)	(7.6)
Accounts payable	43.6	83.4	31.6
Accrued liabilities	(29.8)	(0.6)	32.4
Taxes on income	(35.5)	29.6	(14.1)
Other assets	(6.0)	(13.0)	(2.3)
Long-term retirement benefits and other liabilities	(225.5)	(23.1)	(71.8)
Net cash provided by operating activities	457.9	645.7	582.1
Investing Activities
Purchases of property, plant and equipment	(226.7)	(190.5)	(176.9)
Purchases of software and other deferred charges	(29.9)	(35.6)	(29.7)
Proceeds from sales of property, plant and equipment	9.4	6.0	8.5
Proceeds from insurance and sales (purchases) of investments, net	18.5	(3.9)	3.1
Payments for acquisitions, net of cash acquired, and investments in businesses	(3.8)	(319.3)	(237.2)
Net cash used in investing activities	(232.5)	(543.3)	(432.2)
Financing Activities
Net (decrease) increase in borrowings (maturities of three months or less)	(77.6)	(89.2)	234.9
Additional long-term borrowings	493.3	542.9
Repayments of long-term debt and capital leases	(6.4)	(253.8)	(2.7)
Dividends paid	(175.0)	(155.5)	(142.5)
Share repurchases	(392.9)	(129.7)	(262.4)
Net (tax withholding ) proceeds related to stock-based compensation	(32.2)	1.4	66.5
Payments of contingent consideration	(17.3)
Net cash used in financing activities	(208.1)	(83.9)	(106.2)
Effect of foreign currency translation on cash balances	(9.7)	10.8	(7.4)
Increase in cash and cash equivalents	7.6	29.3	36.3
Cash and cash equivalents, beginning of year	224.4	195.1	158.8
Cash and cash equivalents, end of year	$ 232.0	$ 224.4	$ 195.1